Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 3,340,732.3	$ 44,312.6	₨ 2,617,505.3
Fair Value	3,406,289.2	45,182.2	2,633,348.4
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	360,741.5	4,785.0	273,550.7
Fair Value	362,373.7	$ 4,806.7	272,886.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	236,717.2		247,869.1
Fair Value	237,980.3		247,152.5
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	124,024.3		25,681.6
Fair Value	₨ 124,393.4		₨ 25,734.3